Property, plant and equipment, intangible assets and goodwill, contract assets, right-of-use assets, investment properties and impairment loss - Summary of Intangible Assets (Excluding Goodwill) (Detail) - BRL (R$)
R$ in Thousands
		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 24,942,737	R$ 24,745,764
Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		359,835	299,016
Concession rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		22,527,342	22,154,805
Concession rights [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 16,254,789	15,762,227
Concession rights [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		3.54%
Concession rights [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		4.58%
Concession rights [member] | Rumo Malha Norte SA [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		1.59%
Intangible assets other than goodwill		R$ 6,272,553	6,392,578
Port operation license [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		3.70%
Intangible assets other than goodwill		R$ 44,375	44,375
Licenses and authorizations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 159,362	188,344
Licenses and authorizations [member] | Moove [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		5.00%
Intangible assets other than goodwill		R$ 114,987	143,969
Brands and patents [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		183,567	186,869
Brands and patents [member] | Comma [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		56,577	59,255
Brands and patents [member] | PetroChoice [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		110,803	125,175
Brands and patents [member] | Tirreno [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		2,439	2,439
Brands and patents [member] | Pax [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		13,253
Brands and patents [member] | Tamco [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		495
Customer Relationships [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		1,138,268	1,342,367
Customer Relationships [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 228,220	234,533
Customer Relationships [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		20.00%
Customer Relationships [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		50.00%
Customer Relationships [member] | Moove [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 910,048	1,107,834
Customer Relationships [member] | Moove [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		20.00%
Customer Relationships [member] | Moove [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		30.00%
Software license [member] | Other
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		20.00%
Intangible assets other than goodwill		R$ 230,983	220,084
Others [member] | Other
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		20.00%
Intangible assets other than goodwill		R$ 128,852	78,932
Contract of supply [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 574,363	574,363
Contract of supply [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	[1]	5.00%
Intangible assets other than goodwill		R$ 574,363	R$ 574,363

[1]	The amortization of the contract is conditional upon the commencement of supply.